Debt (Details) - USD ($)				1 Months Ended					3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 09, 2021	Mar. 12, 2020	Mar. 12, 2020	Feb. 28, 2023	Sep. 30, 2021	Jun. 30, 2021	Mar. 17, 2021	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	May 15, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Mar. 01, 2021	Apr. 30, 2020	Apr. 01, 2020	Dec. 31, 2018
Debt Details [Line Items]
Borrowings amount												$ 82,300,000
Maturity date												Mar. 01, 2025
Shares issued, percentage														20.00%
Debt instrument, convertible conversion price					$ 10.00				$ 10.00			$ 10.00
Description of debt												The first two years provide for interest-only payments with principal payment beginning in 2022
Interest expense									$ 1,500,000	$ 1,500,000		$ 4,900,000	$ 4,500,000
Principal amount		$ 50,000,000.0	$ 50,000,000.0
Net proceeds		42,700,000	42,700,000
Transaction expenses			4,400,000
Prepaid interest		2,900,000	$ 2,900,000
Interest rate					14.50%				14.50%			14.50%		8.00%			12.50%
Royalty payments												$ 24,200,000		$ 24,200,000
Royalty Obligation Fair Value		$ 7,900,000						$ 7,900,000
Cash balance requirement					$ 21,953,000				$ 21,953,000	13,153,000		21,953,000	13,153,000	$ 7,233,000	$ 1,656,000					$ 3,032,000
Annual effective interest rate														32.30%
Convertible notes, description														the sum of (i) 1.5 times the principal amount of the Convertible Notes and (ii) accrued and unpaid interest thereon, or b) the amount that would have been payable to the noteholders if such notes had been converted to shares of Series D Preferred Stock at the Series D price immediately prior to the close of such strategic transaction.
Interest expense debt														$ 6,100	4,500
Senior secured notes, description														The senior secured notes bear interest at 12.5% and specify semiannual payments on March 1 and September 1 and have a maturity date of March 1, 2025. The first two years provide for interest-only payments and the final three years amortize the principal balance at $15.0 million, $15.0 million and $20.0 million, respectively. The senior secured notes are governed by an indenture, dated as of March 12, 2020, between the Company and the investors. The interest rate will increase to 14.50% for overdue installments in the event of default.
Business combination transaction														$ 10,000,000.0
Amortization of debt issuance costs and discounts												11,137,000	7,856,000	12,459,000	$ 9,005,000
Cash interest payments														3,125,000
Principal Amount Senior Secured Notes [Member]
Debt Details [Line Items]
Extinguishment of debt amount					18.6
Remaining Unamortized Debt Discount Senior Secured Notes [Member]
Debt Details [Line Items]
Extinguishment of debt amount					1.5
Carrying Amount of Royalty Obligation [Member]
Debt Details [Line Items]
Extinguishment of debt amount					11,500,000
Senior Secured Notes [Member]
Debt Details [Line Items]
Cash balance requirement								10,000,000.0						10,000,000.0
Interest expense debt									2,600,000	2,100,000		7,200,000	5,000,000.0
Gain loss on extinguishment of debt					300,000
Long term carrying amount					40,300,000				40,300,000			40,300,000
Amortization of debt issuance costs and discounts									700,000	700,000		2,000,000.0	1,500,000
Reverse Recapitalization [Member]
Debt Details [Line Items]
Cash balance requirement					8,000,000.0				8,000,000.0			8,000,000.0
Conversion of Senior Secured Note principal and royalty rights for common stock	1,500,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 10,000,000.0
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation to Senior Secured Note Holders [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock	405,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation to Senior Secured Noteholders From Sponsor [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock	135,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation to Senior Secured Note Holders From Old Clarus Equity Holders [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock	270,000
Debt Conversion [Member]
Debt Details [Line Items]
Debt instrument, convertible conversion price	$ 10.20
Debt Conversion [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Debt instrument, convertible conversion price	$ 10.20
Additional Principal Senior Secured Notes Balance Of Indenture Note To Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued	882,318
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 5,000,000.0
Additional Principal Senior Secured Notes Balance Of Second Indenture Note to Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 3,600,000
Senior Notes [Member]
Debt Details [Line Items]
PIK and Indenture Note Principal					$ 3,600,000				3,600,000			3,600,000
Cash balance requirement								$ 10,000,000.0						10,000,000.0
Senior Secured Notes Holders Royality Obligation [Member]
Debt Details [Line Items]
Interest expense debt									700,000	600,000		2,200,000	1,400,000
Senior Secured Notes [Member]
Debt Details [Line Items]
Cash interest payments									$ 0	$ 0		$ 0	$ 0
Forbearance Agreement [Member]
Debt Details [Line Items]
Interest rate					18.50%		14.50%		18.50%			18.50%
Cash balance requirement														$ 2,500,000
Interest due amount							$ 3,100,000					$ 2,500
Minimum [Member]
Debt Details [Line Items]
Royalty on net sale												0.56%		0.56%
Maximum [Member]
Debt Details [Line Items]
Royalty on net sale												1.67%		1.67%
Convertible Notes Payable [Member]
Debt Details [Line Items]
Accrue interest rate												8.00%
Debt conversion converted instrument shares issued												8,529,846
Convertible Debt					$ 0				$ 0			$ 0
PIK Note [Member]
Debt Details [Line Items]
Borrowings amount											$ 3,100,000
PIK and Indenture Note Principal					$ 8,100,000				$ 8,100,000			$ 8,100,000
Interest rate																14.50%
Accrued and unpaid interest				$ 3,100,000
Indenture Note [Member]
Debt Details [Line Items]
Borrowings amount						$ 5,000,000.0
Interest rate					14.50%				14.50%			14.50%
Paycheck Protection Program Loan [Member]
Debt Details [Line Items]
Unsecured loan																		$ 500,000	$ 500,000
Convertible Debt [Member]
Debt Details [Line Items]
Borrowings amount														$ 61,300,000
Second Indenture Note [Member]
Debt Details [Line Items]
Borrowings amount												$ 3,600,000
Interest rate					14.50%				14.50%			14.50%
Series D Preferred Stock [Member]
Debt Details [Line Items]
Debt instrument, convertible conversion price														$ 4.50
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion of Principal and Accrued Interest Of Convertible Notes [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued												747,451
Debt Conversion portion of debt converted												$ 3,400,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion of Principal Portion Of Convertible Notes [Member]
Debt Details [Line Items]
Debt Conversion portion of debt converted												2,600,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion of Accrued Interest Portion Of Convertible Notes [Member]
Debt Details [Line Items]
Debt Conversion portion of debt converted												$ 800,000